Business segment information	6 Months Ended
Jun. 30, 2022
Business segment information
Business segment information

3) Business segment information

Description of the business segments

Financial information by business segment is reported in accordance with the internal reporting system and shows internal segment information that is used to manage and measure the performance of TotalEnergies and which is reviewed by the main operational decision-making body of the Company, namely the Executive Committee.

The operational profit and assets are broken down by business segment prior to the consolidation and inter-segment adjustments.

Sales prices between business segments approximate market prices.

The organization of the Company’s activities is structured around the four followings segments:

-	An Integrated Gas, Renewables & Power segment comprising integrated gas (including LNG) and low carbon electricity businesses. It includes the upstream and midstream LNG activity;
-	An Exploration & Production segment; Starting September 2021, it notably includes the carbon neutrality activity that was previously reported in the Integrated Gas, Renewables & Power segment;
-

A Refining & Chemicals segment constituting a major industrial hub comprising the activities of refining, petrochemicals and specialty chemicals. This segment also includes the activities of oil Supply, Trading and marine Shipping;

-	A Marketing & Services segment including the global activities of supply and marketing in the field of petroleum products;

In addition the Corporate segment includes holdings operating and financial activities.

Adjustment items

Performance indicators excluding the adjustment items, such as adjusted operating income, adjusted net operating income, and adjusted net income are meant to facilitate the analysis of the financial performance and the comparison of income between periods.

Adjustment items include:

(i) Special items

Due to their unusual nature or particular significance, certain transactions qualified as “special items” are excluded from the business segment figures. In general, special items relate to transactions that are significant, infrequent or unusual. However, in certain instances, transactions such as restructuring costs or assets disposals, which are not considered to be representative of the normal course of business, may be qualified as special items although they may have occurred within prior years or are likely to occur again within the coming years.

(ii) The inventory valuation effect

The adjusted results of the Refining & Chemicals and Marketing & Services segments are presented according to the replacement cost method. This method is used to assess the segments’ performance and facilitate the comparability of the segments’ performance with those of its competitors.

In the replacement cost method, which approximates the LIFO (Last-In, First-Out) method, the variation of inventory values in the statement of income is, depending on the nature of the inventory, determined using either the month-end prices differential between one period and another or the average prices of the period rather than the historical value. The inventory valuation effect is the difference between the results according to the FIFO (First-In, First-Out) and the replacement cost methods.

(iii) Effect of changes in fair value

The effect of changes in fair value presented as adjustment items reflects for certain transactions differences between the internal measure of performance used by TotalEnergies’s management and the accounting for these transactions under IFRS.

IFRS requires that trading inventories be recorded at their fair value using period end spot prices. In order to best reflect the management of economic exposure through derivative transactions, internal indicators used to measure performance include valuations of trading inventories based on forward prices.

TotalEnergies, in its trading activities, enters into storage contracts, whose future effects are recorded at fair value in the Company’s internal economic performance. IFRS precludes recognition of this fair value effect.

Furthermore, TotalEnergies enters into derivative instruments to risk manage certain operational contracts or assets. Under IFRS, these derivatives are recorded at fair value while the underlying operational transactions are recorded as they occur. Internal indicators defer the fair value on derivatives to match with the transaction occurrence.

The adjusted results (adjusted operating income, adjusted net operating income, adjusted net income) are defined as replacement cost results, adjusted for special items and the effect of changes in fair value.

3.1) Information by business segment

1sthalf 2022	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	22,575	4,672	66,069	50,056	8	-	143,380
Intersegment sales	3,360	27,623	22,062	983	133	(54,161)	-
Excise taxes	-	-	(378)	(8,607)	-	-	(8,985)
Revenues from sales	25,935	32,295	87,753	42,432	141	(54,161)	134,395
Operating expenses	(22,629)	(11,468)	(80,653)	(40,294)	(850)	54,161	(101,733)
Depreciation, depletion and impairment of tangible assets and mineral interests	(648)	(4,773)	(769)	(514)	(77)	-	(6,781)
Operating income	2,658	16,054	6,331	1,624	(786)	-	25,881
Net income (loss) from equity affiliates and other items	(1,677)	(3,426)	505	56	179	-	(4,363)
Tax on net operating income	(554)	(7,739)	(1,391)	(521)	97	-	(10,108)
Net operating income	427	4,889	5,445	1,159	(510)	-	11,410
Net cost of net debt							(555)
Non-controlling interests							(219)
Net income - TotalEnergies share							10,636

1sthalf 2022 (adjustments)(a)	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	(3)	-	-	-	-	-	(3)
Intersegment sales	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-
Revenues from sales	(3)	-	-	-	-	-	(3)
Operating expenses	(723)	(873)	1,722	641	(433)	-	334
Depreciation, depletion and impairment of tangible assets and mineral interests	(14)	(539)	-	(33)	(9)	-	(595)
Operating income (b)	(740)	(1,412)	1,722	608	(442)	-	(264)
Net income (loss) from equity affiliates and other items	(4,497)	(3,770)	169	(7)	106	-	(7,999)
Tax on net operating income	58	337	(326)	(180)	98	-	(13)
Net operating income (b)	(5,179)	(4,845)	1,565	421	(238)	-	(8,276)
Net cost of net debt							193
Non-controlling interests							(54)
Net income - TotalEnergies share							(8,137)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income	-	-	1,722	684	-
- On net operating income	-	-	1,597	503	-

1sthalf 2022 (adjusted)	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	22,578	4,672	66,069	50,056	8	-	143,383
Intersegment sales	3,360	27,623	22,062	983	133	(54,161)	-
Excise taxes	-	-	(378)	(8,607)	-	-	(8,985)
Revenues from sales	25,938	32,295	87,753	42,432	141	(54,161)	134,398
Operating expenses	(21,906)	(10,595)	(82,375)	(40,935)	(417)	54,161	(102,067)
Depreciation, depletion and impairment of tangible assets and mineral interests	(634)	(4,234)	(769)	(481)	(68)	-	(6,186)
Adjusted operating income	3,398	17,466	4,609	1,016	(344)	-	26,145
Net income (loss) from equity affiliates and other items	2,820	344	336	63	73	-	3,636
Tax on net operating income	(612)	(8,076)	(1,065)	(341)	(1)	-	(10,095)
Adjusted net operating income	5,606	9,734	3,880	738	(272)	-	19,686
Net cost of net debt							(748)
Non-controlling interests							(165)
Adjusted net income - TotalEnergies share							18,773

1sthalf 2022	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	2,311	6,099	561	428	34		9,433
Total divestments	1,481	346	83	151	12		2,073
Cash flow from operating activities	4,285	14,536	4,633	1,478	(1,031)		23,901

1sthalf 2021	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	10,588	3,257	40,054	36,880	7	-	90,786
Intersegment sales	1,555	14,433	11,890	186	68	(28,132)	-
Excise taxes	-	-	(630)	(9,890)	-	-	(10,520)
Revenues from sales	12,143	17,690	51,314	27,176	75	(28,132)	80,266
Operating expenses	(10,321)	(7,352)	(48,579)	(25,510)	(374)	28,132	(64,004)
Depreciation, depletion and impairment of tangible assets and mineral interests	(762)	(4,317)	(787)	(526)	(54)	-	(6,446)
Operating income	1,060	6,021	1,948	1,140	(353)	-	9,816
Net income (loss) from equity affiliates and other items	682	(973)	211	23	(5)	-	(62)
Tax on net operating income	(157)	(2,375)	(561)	(352)	54	-	(3,391)
Net operating income	1,585	2,673	1,598	811	(304)	-	6,363
Net cost of net debt							(652)
Non-controlling interests							(161)
Net income - TotalEnergies share							5,550

1sthalf 2021 (adjustments)(a)	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	(44)	-	-	-	-	-	(44)
Intersegment sales	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-
Revenues from sales	(44)	-	-	-	-	-	(44)
Operating expenses	(62)	(23)	1,131	213	-	-	1,259
Depreciation, depletion and impairment of tangible assets and mineral interests	(148)	-	(13)	-	-	-	(161)
Operating income (b)	(254)	(23)	1,118	213	-	-	1,054
Net income (loss) from equity affiliates and other items	(96)	(1,482)	28	(43)	(62)	-	(1,655)
Tax on net operating income	59	(10)	(302)	(60)	2	-	(311)
Net operating income (b)	(291)	(1,515)	844	110	(60)	-	(912)
Net cost of net debt							10
Non-controlling interests							(14)
Net income - TotalEnergies share							(916)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income	-	-	1,140	206	-
- On net operating income	-	-	937	148	-

1sthalf 2021 (adjusted)	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	10,632	3,257	40,054	36,880	7	-	90,830
Intersegment sales	1,555	14,433	11,890	186	68	(28,132)	-
Excise taxes	-	-	(630)	(9,890)	-	-	(10,520)
Revenues from sales	12,187	17,690	51,314	27,176	75	(28,132)	80,310
Operating expenses	(10,259)	(7,329)	(49,710)	(25,723)	(374)	28,132	(65,263)
Depreciation, depletion and impairment of tangible assets and mineral interests	(614)	(4,317)	(774)	(526)	(54)	-	(6,285)
Adjusted operating income	1,314	6,044	830	927	(353)	-	8,762
Net income (loss) from equity affiliates and other items	778	509	183	66	57	-	1,593
Tax on net operating income	(216)	(2,365)	(259)	(292)	52	-	(3,080)
Adjusted net operating income	1,876	4,188	754	701	(244)	-	7,275
Net cost of net debt							(662)
Non-controlling interests							(147)
Adjusted net income - TotalEnergies share							6,466

1sthalf 2021	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	4,187	3,195	578	360	48		8,368
Total divestments	452	374	129	107	18		1,080
Cash flow from operating activities	1,347	8,571	3,228	1,102	(1,099)		13,149

2nd quarter 2022	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	10,281	2,521	35,061	26,907	4	-	74,774
Intersegment sales	1,889	13,805	12,785	716	70	(29,265)	-
Excise taxes	-	-	(186)	(4,143)	-	-	(4,329)
Revenues from sales	12,170	16,326	47,660	23,480	74	(29,265)	70,445
Operating expenses	(10,997)	(5,760)	(43,242)	(22,310)	(557)	29,265	(53,601)
Depreciation, depletion and impairment of tangible assets and mineral interests	(327)	(2,112)	(389)	(241)	(33)	-	(3,102)
Operating income	846	8,454	4,029	929	(516)	-	13,742
Net income (loss) from equity affiliates and other items	823	(3,668)	349	98	71	-	(2,327)
Tax on net operating income	(260)	(3,876)	(866)	(296)	(8)	-	(5,306)
Net operating income	1,409	910	3,512	731	(453)	-	6,109
Net cost of net debt							(305)
Non-controlling interests							(112)
Net income - TotalEnergies share							5,692

2nd quarter 2022 (adjustments)(a)	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	(15)	-	-	-	-	-	(15)
Intersegment sales	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-
Revenues from sales	(15)	-	-	-	-	-	(15)
Operating expenses	(606)	(82)	775	373	(301)	-	159
Depreciation, depletion and impairment of tangible assets and mineral interests	(14)	(46)	-	(4)	-	-	(64)
Operating income (b)	(635)	(128)	775	369	(301)	-	80
Net income (loss) from equity affiliates and other items	(558)	(3,756)	52	(4)	-	-	(4,266)
Tax on net operating income	47	75	(75)	(100)	78	-	25
Net operating income (b)	(1,146)	(3,809)	752	265	(223)	-	(4,161)
Net cost of net debt							80
Non-controlling interests							(23)
Net income - TotalEnergies share							(4,104)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income	-	-	775	376	-
- On net operating income	-	-	752	275	-

2nd quarter 2022 (adjusted)	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	10,296	2,521	35,061	26,907	4	-	74,789
Intersegment sales	1,889	13,805	12,785	716	70	(29,265)	-
Excise taxes	-	-	(186)	(4,143)	-	-	(4,329)
Revenues from sales	12,185	16,326	47,660	23,480	74	(29,265)	70,460
Operating expenses	(10,391)	(5,678)	(44,017)	(22,683)	(256)	29,265	(53,760)
Depreciation, depletion and impairment of tangible assets and mineral interests	(313)	(2,066)	(389)	(237)	(33)	-	(3,038)
Adjusted operating income	1,481	8,582	3,254	560	(215)	-	13,662
Net income (loss) from equity affiliates and other items	1,381	88	297	102	71	-	1,939
Tax on net operating income	(307)	(3,951)	(791)	(196)	(86)	-	(5,331)
Adjusted net operating income	2,555	4,719	2,760	466	(230)	-	10,270
Net cost of net debt							(385)
Non-controlling interests							(89)
Adjusted net income - TotalEnergies share							9,796

2nd quarter 2022	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	872	4,128	333	288	25		5,646
Total divestments	466	63	56	72	7		664
Cash flow from operating activities	3,970	8,768	3,526	580	(560)		16,284

2nd quarter 2021	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	5,086	1,743	20,853	19,367	-	-	47,049
Intersegment sales	744	7,855	6,369	108	39	(15,115)	-
Excise taxes	-	-	(225)	(5,191)	-	-	(5,416)
Revenues from sales	5,830	9,598	26,997	14,284	39	(15,115)	41,633
Operating expenses	(5,103)	(4,284)	(25,646)	(13,434)	(207)	15,115	(33,559)
Depreciation, depletion and impairment of tangible assets and mineral interests	(291)	(2,134)	(396)	(271)	(29)	-	(3,121)
Operating income	436	3,180	955	579	(197)	-	4,953
Net income (loss) from equity affiliates and other items	419	(1,243)	123	57	23	-	(621)
Tax on net operating income	(56)	(1,195)	(281)	(176)	16	-	(1,692)
Net operating income	799	742	797	460	(158)	-	2,640
Net cost of net debt							(341)
Non-controlling interests							(93)
Net income - TotalEnergies share							2,206

2nd quarter 2021 (adjustments)(a)	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	(9)	-	-	-	-	-	(9)
Intersegment sales	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-
Revenues from sales	(9)	-	-	-	-	-	(9)
Operating expenses	(54)	(23)	386	71	-	-	380
Depreciation, depletion and impairment of tangible assets and mineral interests	(3)	-	(13)	-	-	-	(16)
Operating income (b)	(66)	(23)	373	71	-	-	355
Net income (loss) from equity affiliates and other items	(47)	(1,436)	22	(8)	(22)	-	(1,491)
Tax on net operating income	21	(12)	(109)	(20)	-	-	(120)
Net operating income (b)	(92)	(1,471)	286	43	(22)	-	(1,256)
Net cost of net debt							4
Non-controlling interests							(5)
Net income - TotalEnergies share							(1,257)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income	-	-	394	69	-
- On net operating income	-	-	331	50	-

2nd quarter 2021 (adjusted)	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	5,095	1,743	20,853	19,367	-	-	47,058
Intersegment sales	744	7,855	6,369	108	39	(15,115)	-
Excise taxes	-	-	(225)	(5,191)	-	-	(5,416)
Revenues from sales	5,839	9,598	26,997	14,284	39	(15,115)	41,642
Operating expenses	(5,049)	(4,261)	(26,032)	(13,505)	(207)	15,115	(33,939)
Depreciation, depletion and impairment of tangible assets and mineral interests	(288)	(2,134)	(383)	(271)	(29)	-	(3,105)
Adjusted operating income	502	3,203	582	508	(197)	-	4,598
Net income (loss) from equity affiliates and other items	466	193	101	65	45	-	870
Tax on net operating income	(77)	(1,183)	(172)	(156)	16	-	(1,572)
Adjusted net operating income	891	2,213	511	417	(136)	-	3,896
Net cost of net debt							(345)
Non-controlling interests							(88)
Adjusted net income - TotalEnergies share							3,463

2nd quarter 2021	Integrated Gas,	Exploration	Refining	Marketing
	Renewables	&	&	&
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	1,167	1,830	291	222	22		3,532
Total divestments	310	63	13	36	6		428
Cash flow from operating activities	567	4,835	2,232	437	(520)		7,551

3.2) Reconciliation of the information by business segment with consolidated financial statements

			Consolidated
1sthalf 2022			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	143,383	(3)	143,380
Excise taxes	(8,985)	-	(8,985)
Revenues from sales	134,398	(3)	134,395

Purchases net of inventory variation	(86,785)	1,694	(85,091)
Other operating expenses	(15,029)	(635)	(15,664)
Exploration costs	(253)	(725)	(978)
Depreciation, depletion and impairment of tangible assets and mineral interests	(6,186)	(595)	(6,781)
Other income	550	22	572
Other expense	(798)	(2,797)	(3,595)

Financial interest on debt	(1,034)	-	(1,034)
Financial income and expense from cash & cash equivalents	189	270	459
Cost of net debt	(845)	270	(575)

Other financial income	350	84	434
Other financial expense	(271)	-	(271)

Net income (loss) from equity affiliates	3,805	(5,308)	(1,503)

Income taxes	(9,998)	(90)	(10,088)
Consolidated net income	18,938	(8,083)	10,855
TotalEnergies share	18,773	(8,137)	10,636
Non-controlling interests	165	54	219

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
1sthalf 2021			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	90,830	(44)	90,786
Excise taxes	(10,520)	-	(10,520)
Revenues from sales	80,310	(44)	80,266

Purchases net of inventory variation	(51,397)	1,280	(50,117)
Other operating expenses	(13,576)	(21)	(13,597)
Exploration costs	(290)	-	(290)
Depreciation, depletion and impairment of tangible assets and mineral interests	(6,285)	(161)	(6,446)
Other income	554	27	581
Other expense	(334)	(623)	(957)

Financial interest on debt	(967)	-	(967)
Financial income and expense from cash & cash equivalents	156	16	172
Cost of net debt	(811)	16	(795)

Other financial income	374	-	374
Other financial expense	(261)	-	(261)

Net income (loss) from equity affiliates	1,260	(1,059)	201

Income taxes	(2,931)	(317)	(3,248)
Consolidated net income	6,613	(902)	5,711
TotalEnergies share	6,466	(916)	5,550
Non-controlling interests	147	14	161

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2022			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	74,789	(15)	74,774
Excise taxes	(4,329)	-	(4,329)
Revenues from sales	70,460	(15)	70,445

Purchases net of inventory variation	(46,023)	580	(45,443)
Other operating expenses	(7,620)	(421)	(8,041)
Exploration costs	(117)	-	(117)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,038)	(64)	(3,102)
Other income	429	-	429
Other expense	(529)	(776)	(1,305)

Financial interest on debt	(572)	-	(572)
Financial income and expense from cash & cash equivalents	130	115	245
Cost of net debt	(442)	115	(327)

Other financial income	231	-	231
Other financial expense	(136)	-	(136)

Net income (loss) from equity affiliates	1,944	(3,490)	(1,546)

Income taxes	(5,274)	(10)	(5,284)
Consolidated net income	9,885	(4,081)	5,804
TotalEnergies share	9,796	(4,104)	5,692
Non-controlling interests	89	23	112

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2021			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	47,058	(9)	47,049
Excise taxes	(5,416)	-	(5,416)
Revenues from sales	41,642	(9)	41,633

Purchases net of inventory variation	(27,108)	389	(26,719)
Other operating expenses	(6,708)	(9)	(6,717)
Exploration costs	(123)	-	(123)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,105)	(16)	(3,121)
Other income	138	85	223
Other expense	(142)	(156)	(298)

Financial interest on debt	(501)	-	(501)
Financial income and expense from cash & cash equivalents	69	8	77
Cost of net debt	(432)	8	(424)

Other financial income	265	-	265
Other financial expense	(131)	-	(131)

Net income (loss) from equity affiliates	740	(1,420)	(680)

Income taxes	(1,485)	(124)	(1,609)
Consolidated net income	3,551	(1,252)	2,299
TotalEnergies share	3,463	(1,257)	2,206
Non-controlling interests	88	5	93

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

3.3) Adjustment items

The main adjustment items in the first half of 2022 are the following exceptional impairments and provisions related to the Russian-Ukrainian conflict:

●	In the first quarter, an impairment of $(4,095) million in net result concerning notably Arctic LNG 2.
●	In the second quarter, an impairment of $(3,513) million in net result related to the potential impact of international sanctions on the value of Novatek stake.

The detail of the adjustment items is presented in the table below.

ADJUSTMENTS TO OPERATING INCOME

		Integrated Gas,	Exploration	Refining	Marketing
		Renewables	&	&	&
(M$)		& Power	Production	Chemicals	Services	Corporate	Total
2nd quarter 2022	Inventory valuation effect	-	-	775	376	-	1,151
	Effect of changes in fair value	(597)	-	-	-	-	(597)
	Restructuring charges	(17)	-	-	-	-	(17)
	Asset impairment and provisions charges	(18)	(46)	-	4	-	(60)
	Other items	(3)	(82)	-	(11)	(301)	(397)
Total		(635)	(128)	775	369	(301)	80
2nd quarter 2021	Inventory valuation effect	-	-	394	69	-	463
	Effect of changes in fair value	(49)	-	-	-	-	(49)
	Restructuring charges	(1)	-	(8)	-	-	(9)
	Asset impairment and provisions charges	(3)	-	(13)	-	-	(16)
	Other items	(13)	(23)	-	2	-	(34)
Total		(66)	(23)	373	71	-	355
1st half 2022	Inventory valuation effect	-	-	1,722	684	-	2,406
	Effect of changes in fair value	(685)	-	-	-	-	(685)
	Restructuring charges	(22)	-	-	-	-	(22)
	Asset impairment and provisions charges	(18)	(1,330)	-	(65)	(9)	(1,422)
	Other items	(15)	(82)	-	(11)	(433)	(541)
Total		(740)	(1,412)	1,722	608	(442)	(264)
1st half 2021	Inventory valuation effect	-	-	1,140	206	-	1,346
	Effect of changes in fair value	(58)	-	-	-	-	(58)
	Restructuring charges	(10)	-	(8)	-	-	(18)
	Asset impairment and provisions charges	(148)	-	(13)	-	-	(161)
	Other items	(38)	(23)	(1)	7	-	(55)
Total		(254)	(23)	1,118	213	-	1,054

ADJUSTMENTS TO NET INCOME, TotalEnergies SHARE

		Integrated Gas,	Exploration		Refining	Marketing
		Renewables	&		&	&
(M$)		& Power	Production		Chemicals	Services	Corporate	Total
2nd quarter 2022	Inventory valuation effect	-	-		738	255	-	993
	Effect of changes in fair value	(551)	-		-	-	-	(551)
	Restructuring charges	(8)	-		-	-	-	(8)
	Asset impairment and provisions charges	(226)	(3,493)		-	-	-	(3,719)
	Gains (losses) on disposals of assets	-	-		-	-	-	-
	Other items	(352)	(286)		-	(8)	(173)	(819)
Total		(1,137)	(3,779)		738	247	(173)	(4,104)

2nd quarter 2021	Inventory valuation effect	-	-		327	48	-	375
	Effect of changes in fair value	(44)	-		-	-	-	(44)
	Restructuring charges	(4)	(44)		(32)	(8)	(22)	(110)
	Asset impairment and provisions charges	(36)	-		(13)	-	-	(49)
	Gains (losses) on disposals of assets	-	(1,379)	*	-	-	-	(1,379)
	Other items	(7)	(44)		-	1	-	(50)
Total		(91)	(1,467)		282	41	(22)	(1,257)
* Impact of the TotalEnergies' interest sale of Petrocedeño to PDVSA.

1st half 2022	Inventory valuation effect	-	-		1,573	460	-	2,033
	Effect of changes in fair value	(631)	-		-	-	-	(631)
	Restructuring charges	(11)	-		-	-	-	(11)
	Asset impairment and provisions charges	(4,174)	(4,525)		-	(72)	(9)	(8,780)
	Gains (losses) on disposals of assets	-	-		-	-	-	-
	Other items	(352)	(272)		(32)	(8)	(84)	(748)
Total		(5,168)	(4,797)		1,541	380	(93)	(8,137)

1st half 2021	Inventory valuation effect	-	-		926	138	-	1,064
	Effect of changes in fair value	(50)	-		-	-	-	(50)
	Restructuring charges	(12)	(85)		(71)	(43)	(60)	(271)
	Asset impairment and provisions charges	(180)	-		(13)	-	-	(193)
	Gains (losses) on disposals of assets	-	(1,379)	*	-	-	-	(1,379)
	Other items	(42)	(41)		(9)	5	-	(87)
Total		(284)	(1,505)		833	100	(60)	(916)
* Impact of the TotalEnergies' interest sale of Petrocedeño to PDVSA.